First Quarter Report
March 31, 2023 (Unaudited)
Variable Portfolio – U.S. Flexible Conservative Growth Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Variable Portfolio – U.S. Flexible Conservative Growth Fund, March 31, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Equity Funds 33.3%
	Shares	Value ($)
U.S. Large Cap 33.3%
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	162,624	12,663,520
Columbia Variable Portfolio – Large Cap Index Fund, Class 1 Shares(a),(b)	694,335	23,905,964
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares(a),(b)	793,409	12,646,936
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares(a),(b)	269,026	9,736,044
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares(a),(b)	244,592	9,656,489
CTIVP® – Principal Blue Chip Growth Fund, Class 1 Shares(a),(b)	213,234	9,817,296
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	308,917	9,737,058
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares(a),(b)	603,253	19,062,789
Total		107,226,096
Total Equity Funds (Cost $68,728,116)		107,226,096

Exchange-Traded Fixed Income Funds 6.0%

Investment Grade 6.0%
iShares Core U.S. Aggregate Bond ETF	22,610	2,252,860
iShares iBoxx $ Investment Grade Corporate Bond ETF	72,027	7,894,880
Vanguard Intermediate-Term Corporate Bond ETF	116,400	9,337,608
Total		19,485,348
Total Exchange-Traded Fixed Income Funds (Cost $19,819,526)		19,485,348

Fixed Income Funds 39.9%

Investment Grade 39.9%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	3,556,160	30,405,173
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(a)	768,407	7,223,025
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(a)	1,223,497	9,947,033
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(a)	810,842	7,248,926
Fixed Income Funds (continued)
	Shares	Value ($)
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares(a)	2,868,531	26,648,650
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares(a)	2,555,619	24,125,044
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares(a)	2,378,705	23,144,798
Total		128,742,649
Total Fixed Income Funds (Cost $147,154,829)		128,742,649

Residential Mortgage-Backed Securities - Agency 11.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Uniform Mortgage-Backed Security TBA(c)
04/17/2038- 04/13/2053	3.000%	5,177,500	4,767,264
04/17/2038- 04/13/2053	3.500%	7,500,000	7,062,500
04/13/2053	4.000%	12,342,500	11,804,491
04/13/2053	4.500%	12,750,000	12,492,397
Total Residential Mortgage-Backed Securities - Agency (Cost $35,399,533)			36,126,652

Options Purchased Puts 0.4%
Value ($)
(Cost $1,863,787)	1,232,915

Money Market Funds 19.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.983%(a),(d)	63,684,356	63,671,619
Total Money Market Funds (Cost $63,656,530)		63,671,619
Total Investments in Securities (Cost: $336,622,321)		356,485,279
Other Assets & Liabilities, Net		(34,061,072)
Net Assets		322,424,207
At March 31, 2023, securities and/or cash totaling $1,139,800 were pledged as collateral.
2	Variable Portfolio – U.S. Flexible Conservative Growth Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Variable Portfolio – U.S. Flexible Conservative Growth Fund, March 31, 2023 (Unaudited)
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	22	06/2023	USD	4,551,525	276,470	—
U.S. Long Bond	24	06/2023	USD	3,147,750	132,798	—
U.S. Long Bond	7	06/2023	USD	918,094	—	(4,201)
U.S. Treasury 10-Year Note	20	06/2023	USD	2,298,438	8,087	—
U.S. Treasury 10-Year Note	25	06/2023	USD	2,873,047	—	(28,165)
U.S. Treasury 2-Year Note	43	06/2023	USD	8,877,484	95,974	—
U.S. Treasury 5-Year Note	97	06/2023	USD	10,622,258	225,654	—
U.S. Treasury Ultra Bond	15	06/2023	USD	2,116,875	86,820	—
U.S. Treasury Ultra Bond	6	06/2023	USD	846,750	—	(18,070)
Total					825,803	(50,436)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	(21)	06/2023	USD	(4,344,638)	—	(101,836)

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
S&P 500 Index	JPMorgan	USD	12,327,930	30	3,200.00	06/21/2024	542,852	267,900
S&P 500 Index	JPMorgan	USD	4,109,310	10	3,100.00	06/21/2024	98,750	78,000
S&P 500 Index	JPMorgan	USD	2,054,655	5	3,300.00	06/21/2024	56,479	50,975
S&P 500 Index	JPMorgan	USD	15,204,447	37	3,200.00	12/20/2024	656,616	443,815
S&P 500 Index	JPMorgan	USD	11,916,999	29	3,300.00	12/20/2024	509,090	392,225
Total							1,863,787	1,232,915
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Short-Term Cash Fund, 4.983%
	54,051,707	18,829,386	(9,215,686)	6,212	63,671,619	—	(42)	652,859	63,684,356
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	11,741,069	336,933	(363,157)	948,675	12,663,520	—	14,131	—	162,624
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	29,013,810	643,303	(304,993)	1,053,053	30,405,173	—	(67,785)	—	3,556,160
Columbia Variable Portfolio – Large Cap Index Fund, Class 1 Shares
	22,204,402	530,951	(480,250)	1,650,861	23,905,964	—	18,142	—	694,335
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares
	6,993,105	170,734	(121,719)	180,905	7,223,025	—	(5,543)	—	768,407
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares
	9,322,310	296,826	(414,305)	742,202	9,947,033	—	(134,914)	—	1,223,497
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares
	11,731,441	319,064	(300,672)	897,103	12,646,936	—	9,900	—	793,409
Variable Portfolio – U.S. Flexible Conservative Growth Fund | First Quarter Report 2023	3

Portfolio of Investments   (continued)
Variable Portfolio – U.S. Flexible Conservative Growth Fund, March 31, 2023 (Unaudited)
Notes to Portfolio of Investments  (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares
	9,201,605	725,043	(56,622)	(133,982)	9,736,044	—	12,008	—	269,026
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares
	6,912,700	226,167	(109,464)	219,523	7,248,926	—	(18,467)	—	810,842
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares
	25,425,414	599,894	(279,513)	902,855	26,648,650	—	(52,201)	—	2,868,531
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares
	8,648,770	—	—	1,007,719	9,656,489	—	—	—	244,592
CTIVP® – Principal Blue Chip Growth Fund, Class 1 Shares
	9,102,264	200,679	(284,640)	798,993	9,817,296	—	16,200	—	213,234
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	9,195,248	780,485	(96,660)	(142,015)	9,737,058	—	13,911	—	308,917
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares
	22,980,149	602,325	(356,149)	898,719	24,125,044	—	(61,564)	—	2,555,619
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares
	22,119,629	514,175	(288,954)	799,948	23,144,798	—	(46,422)	—	2,378,705
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares
	17,749,506	568,476	(297,021)	1,041,828	19,062,789	—	7,989	—	603,253
Total	276,393,129			10,872,599	299,640,364	—	(294,657)	652,859

(b)	Non-income producing investment.
(c)	Represents a security purchased on a when-issued basis.
(d)	The rate shown is the seven-day current annualized yield at March 31, 2023.
Abbreviation Legend
TBA	To Be Announced
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
4	Variable Portfolio – U.S. Flexible Conservative Growth Fund | First Quarter Report 2023

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1QT7059_12_B01_(05/23)